Long-term bank loans (Details Narrative) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended			8 Months Ended		9 Months Ended			10 Months Ended				11 Months Ended	12 Months Ended				13 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 30, 2019 USD ($)	Mar. 01, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 30, 2020 USD ($)	Mar. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	May 03, 2018 USD ($)	May 31, 2019 USD ($)	Jul. 06, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 20, 2020 USD ($)	Jul. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 23, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 28, 2018 USD ($)	Sep. 26, 2018 USD ($)	Nov. 05, 2018 USD ($)	Oct. 31, 2018 USD ($)	Oct. 23, 2018 USD ($)	Oct. 18, 2018 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 20, 2018 USD ($)	Jan. 31, 2020 USD ($)	Aug. 03, 2018 USD ($)
Debt Instrument [Line Items]
Loan reference interest rate																								LIBOR
Repayment of debt																								$ 708,910	$ 623,892	$ 875,037
Cash and cash equivalents																								183,211	117,819	$ 204,921
Restricted cash																								$ 7,299	$ 7,422
Debt Instrument, Covenant Compliance																								As of December 31, 2020, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2022 Notes and lease financings described in Note 7.
Long-term Debt, Weighted Average Interest Rate, at Point in Time																								3.63%	5.28%	5.59%
Debt Instrument, Unused Borrowing Capacity, Fee																								$ 65	$ 806	$ 1,049
Not Legally Restricted [Member]
Debt Instrument [Line Items]
Cash and cash equivalents																								58,000	58,000
Legally restricted [Member]
Debt Instrument [Line Items]
Restricted cash																								$ 12,320	8,443
8.30% 2022 Notes [Member]
Debt Instrument [Line Items]
Interest rate																								8.30%
Debt Instrument, Frequency of Periodic Payment																								quarterly in arrears on the 15th day of February, May, August and November commencing on February 15, 2018
Face amount																								$ 50,000
Debt Instrument, Maturity Date																								Nov. 15, 2022
Debt Instrument, Redemption Price, Percentage																								100.00%
Unamortized debt issuance costs																								$ 768	1,179
Long-term Debt [Member]
Debt Instrument [Line Items]
Outstanding amount																								1,097,360
Unamortized debt issuance costs																								13,761	15,098
Write off of Deferred Debt Issuance Cost																								3,701	1,229	2,383
Expenses on debt prepayments																								$ 1,223	2,297
Augustea Vessels [Member]
Debt Instrument [Line Items]
Debt assumed																										308,279
Capital lease obligations recognised																										127,101
HSBC Working Capital Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Feb. 06, 2020
Maximum borrowing capacity																								$ 30,000
Vessels provided as collateral																								The agreement is secured by second priority mortgage on the eight vessels which secure the HSBC $80,000 Facility.
DSF $55.0 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Mar. 26, 2020
Maximum borrowing capacity																								$ 55,000
Vessels provided as collateral																								The DSF $55,000 Facility is secured by a first priority mortgage on the two vessels.
Number of loan tranches																								2
Loan reference interest rate																								US LIBOR
DSF $55.0 Facility [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Interest rate																								0.581%
Derivative, Term of Contract																								3 years
Initiation date																								July 1, 2020
DSF $55.0 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down					$ 27,500
Number of installments																								10
Frequency of payments																								semi-annual
Repayment installment																								$ 1,058
Balloon installment																								$ 16,923
DSF $55.0 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down					$ 27,500
Number of installments																								10
Frequency of payments																								semi-annual
Repayment installment																								$ 1,058
Balloon installment																								$ 16,923
ING $170,600 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Jul. 01, 2020
Vessels provided as collateral																								The ING $170,600 Facility is secured also by a first priority mortgage on the aforementioned additional vessels.
Number of loan tranches																								6
Amount drawn down										$ 70,000
Number of installments																								24
Frequency of payments																								quarterly
Increase in borrowing capacity																								$ 70,000
Alpha Bank [Member]
Debt Instrument [Line Items]
Initiation date																								Jul. 02, 2020
Maximum borrowing capacity																								$ 35,000
Vessels provided as collateral																								The Alpha Bank $ 35,000 Facility is secured by first priority mortgages on the aforementioned vessels.
Number of loan tranches																								3
Number of installments																								20
Frequency of payments																								quarterly
Alpha Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Repayment installment																								$ 260
Balloon installment																								3,800
Alpha Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Repayment installment																								425
Balloon installment																								6,500
Alpha Bank [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down										11,000
Alpha Bank [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down										9,000
Alpha Bank [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Amount drawn down											$ 15,000
DVB Facility [Member]
Debt Instrument [Line Items]
Repayment of debt																								$ 13,050
Piraeus Bank [Member]
Debt Instrument [Line Items]
Initiation date																								Jul. 03, 2020
Maximum borrowing capacity																								$ 50,350
Vessels provided as collateral																								The Piraeus Bank $50,350 Facility is secured by first priority mortgages on the five aforementioned vessels.
Amount drawn down										$ 50,350
Number of installments																								20
Frequency of payments																								quarterly
Balloon installment																								$ 25,150
Piraeus Bank [Member] | First Four Quarters [Member]
Debt Instrument [Line Items]
Repayment installment																								1,100
Piraeus Bank [Member] | Remaining 16 Quarters [Member]
Debt Instrument [Line Items]
Repayment installment																								$ 1,300
NTT Facility $17,600 [Member]
Debt Instrument [Line Items]
Initiation date																								Jul. 10, 2020
Maximum borrowing capacity																								$ 17,600
Vessels provided as collateral																								The NTT $17,600 Facility is secured by first priority mortgage on the aforementioned vessel
Amount drawn down												$ 17,600
Number of installments																								20
Frequency of payments																								quarterly
Repayment installment																								$ 476
Balloon installment																								$ 8,086
CEXIM [Member]
Debt Instrument [Line Items]
Initiation date																								Dec. 01, 2020
Maximum borrowing capacity																								$ 57,564
Vessels provided as collateral																								The facility matures in January 2029 and is secured by first priority mortgages on the four aforementioned vessels.
Number of loan tranches																								4
CEXIM [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																								$ 13,209
Number of installments																								32
Frequency of payments																								quarterly
Repayment installment																								$ 330
Balloon installment																								2,642
CEXIM [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																								$ 26,175
Number of installments																								32
Frequency of payments																								quarterly
Repayment installment																								$ 654
Balloon installment																								5,235
CEXIM [Member] | Remaining Two Tranches [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																								$ 9,090
Number of installments																								32
Frequency of payments																								quarterly
DNB $310,000 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Sep. 27, 2018
Maximum borrowing capacity																								$ 310,000
Vessels provided as collateral																								As of December 31, 2020, the DNB $310,000 Facility is secured by a first priority mortgage on the vessels Big Bang, Strange Attractor, Big Fish, Pantagruel, Star Nasia, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena, Star Maria, Star Triumph, Star Angelina and Star Gwyneth.
Number of loan tranches																								2
Repayment of debt																								$ 41,982
DNB $310,000 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down																	$ 240,000
DNB $310,000 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																								70,000
Amount drawn down																								18,798	51,202
DNB $310,000 Facility [Member] | Tranche A and Tranche B [Member]
Debt Instrument [Line Items]
Prepayment amount																								131,091
DNB $310,000 Facility [Member] | Amendment Of 1st Tranche [Member]
Debt Instrument [Line Items]
Repayment installment																								3,979
Balloon installment																								30,240
DNB $310,000 Facility [Member] | Amendment Of 2nd Tranche [Member]
Debt Instrument [Line Items]
Repayment installment																								1,778
Balloon installment																								$ 10,698
SEB Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Jan. 28, 2019
Maximum borrowing capacity																								$ 71,420
Vessels provided as collateral																								The SEB Facility is secured by a first priority mortgage on the two vessels.
Number of loan tranches																								4
SEB Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down		$ 32,825
Number of installments																								24
Frequency of payments																								quarterly
Balloon installment																								$ 18,723
SEB Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down		$ 32,825
Number of installments																								24
Frequency of payments																								quarterly
Balloon installment																								$ 18,723
SEB Facility [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Amount drawn down																$ 1,260
SEB Facility [Member] | First Two Tranches [Member] | First 10 Quarters [Member]
Debt Instrument [Line Items]
Repayment installment																								677
SEB Facility [Member] | First Two Tranches [Member] | Remaining 14 Quarters [Member]
Debt Instrument [Line Items]
Repayment installment																								$ 524
SEB Facility [Member] | Tranche D [Member]
Debt Instrument [Line Items]
Amount drawn down				$ 1,260
SEB Facility [Member] | Remaining two tranches [Member]
Debt Instrument [Line Items]
Number of installments																								12
Frequency of payments																								quarterly
Repayment of debt																								were used to finance the acquisition and installation of scrubber equipment for the respective vessels.
E SUN Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Jan. 31, 2019
Maximum borrowing capacity																								$ 37,100
Vessels provided as collateral																								The E.SUN Facility is secured by a first priority mortgage on the vessel Star Ariadne
Amount drawn down			$ 37,100
Number of installments																								20
Frequency of payments																								quarterly
Repayment installment																								$ 618
Balloon installment																								$ 24,733
Repayment of debt																								was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Ariadne.
Atradius Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Feb. 28, 2019
Maximum borrowing capacity																								$ 36,645
Vessels provided as collateral																								is secured by a second-priority mortgage on 22 vessels of the Company’s fleet.
Number of installments																								10
Frequency of payments																								semi-annual
Repayment installment																								$ 3,664
Repayment of debt																								was used to finance the acquisition and installation of scrubber equipment for 42 vessels
Number of vessels financed by debt instrument																								42
Atradius Facility [Member] | Three Tranches [Member]
Debt Instrument [Line Items]
Amount drawn down																									33,311
Atradius Facility [Member] | Last Tranche [Member]
Debt Instrument [Line Items]
Amount drawn down																												$ 3,331
ING $100,600 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Mar. 28, 2019
Vessels provided as collateral																								The ING $100,600 Facility is secured by a first priority mortgage on the vessels Peloreus, Leviathan, Star Magnanimus and Star Alessia
Number of loan tranches																								4
Increase in borrowing capacity																								$ 52,800
ING $100,600 Facility [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Amount drawn down									$ 1,400
Number of installments																								16
Frequency of payments																								quarterly
Repayment installment																								$ 88
ING $100,600 Facility [Member] | Tranche D [Member]
Debt Instrument [Line Items]
Amount drawn down																							$ 1,400
Number of installments																								16
Frequency of payments																								quarterly
Repayment installment																								$ 88
ING $100,600 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down						$ 32,100
Number of installments																								28
Frequency of payments																								quarterly
Repayment installment																								$ 535
Balloon installment																								$ 17,120
ING $100,600 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down							$ 17,400
Number of installments																								28
Frequency of payments																								quarterly
Repayment installment																								$ 311
Balloon installment																								$ 8,700
ING $100,600 Facility [Member] | First Two Tranches [Member]
Debt Instrument [Line Items]
Repayment of debt																								used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia
ING $100,600 Facility [Member] | Remaining Two Tranches [Member]
Debt Instrument [Line Items]
Repayment of debt																								were used to finance the acquisition and installation of scrubber equipment for the aforementioned vessels.
ING $47,800 Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																								$ 47,800
ING $47,800 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down																				$ 22,500
Number of installments																								28
Frequency of payments																								quarterly
Repayment installment																								$ 469
Balloon installment																								$ 9,375
ING $47,800 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down																				$ 22,500
Number of installments																								28
Frequency of payments																								quarterly
Repayment installment																								$ 469
Balloon installment																								$ 9,375
ING $47,800 Facility [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Amount drawn down													$ 1,400
Number of installments																								16
Repayment installment																								$ 88
ING $47,800 Facility [Member] | Tranche D [Member]
Debt Instrument [Line Items]
Amount drawn down													$ 1,400
Number of installments																								16
Repayment installment																								$ 88
ING $47,800 Facility [Member] | First Two Tranches [Member]
Debt Instrument [Line Items]
Repayment of debt																								used to refinance the outstanding amount under the then existing agreement with Deutsche Bank (the “Deutsche Bank $85,000 Facility”) of the vessels Peloreus and Leviathan
ING $47,800 Facility [Member] | Remaining two tranches [Member]
Debt Instrument [Line Items]
Repayment of debt																								used to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan
Citibank $62.600 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								May 08, 2019
Vessels provided as collateral																								The Citibank $62,600 Facility is secured by a first priority mortgage on the aforementioned vessels.
Amount drawn down									62,563
Number of installments																								20
Frequency of payments																								quarterly
Repayment installment																								$ 1,298
Balloon installment																								$ 36,611
Repayment of debt																								was used, together with cash on hand, to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Virgo and Star Marisa
CTBC Facility [Member]
Debt Instrument [Line Items]
Initiation date																								May 24, 2019
Maximum borrowing capacity																								$ 35,000
Vessels provided as collateral																								The CTBC Facility is secured by first priority mortgage on the aforementioned vessel
Amount drawn down									$ 35,000
Number of installments																								20
Frequency of payments																								quarterly
Repayment installment																								$ 730
Balloon installment																								$ 20,400
Repayment of debt																								was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Karlie
NTT Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Jul. 31, 2019
Maximum borrowing capacity																								$ 17,500
Vessels provided as collateral																								The NTT Facility is secured by first priority mortgage on the vessel Star Aquarius
Amount drawn down														$ 17,500
Number of installments																								27
Frequency of payments																								quarterly
Repayment installment																								$ 313
Balloon installment																								$ 9,063
Repayment of debt																								was used to refinance the outstanding amount of $11,161 of the vessel Star Aquarius under the then existing loan with NIBC (the “NIBC $32,000 Facility”).
NIBC $32,000 Facility [Member]
Debt Instrument [Line Items]
Repayment of debt														$ 11,161
CEXIM $106,470 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Sep. 23, 2019
Maximum borrowing capacity																								$ 106,470
Vessels provided as collateral																								The CEXIM $106,470 Facility is secured by first priority mortgages on the three aforementioned vessels.
Number of loan tranches																								3
Repayment of debt																								was used to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha
CEXIM $106,470 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																								$ 35,490
Amount drawn down																							35,490
Number of installments																								40
Frequency of payments																								quarterly
Repayment installment																								$ 739
Balloon installment																								5,915
CEXIM $106,470 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																								$ 35,490
Amount drawn down																							35,490
Number of installments																								40
Frequency of payments																								quarterly
Repayment installment																								$ 739
Balloon installment																								5,915
CEXIM $106,470 Facility [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																								$ 35,490
Amount drawn down																							$ 35,490
Number of installments																								40
Frequency of payments																								quarterly
Repayment installment																								$ 739
Balloon installment																								$ 5,915
NBG $30,000 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Apr. 19, 2018
Maximum borrowing capacity																								$ 30,000
Vessels provided as collateral																								As of December 31, 2020, the NBG $30,000 Facility is secured by a first priority mortgage on the vessels Star Theta and Star Iris.
Amount drawn down								$ 30,000
Frequency of payments																								quarterly
Repayment installment																								$ 359
Balloon installment																								$ 4,516
Repayment of debt																								was used along with cash on hand to fully repay the outstanding amount of $34,726 under the Commerzbank $120,000 Facility
Prepayment amount																									16,326
Commerzbank $120,000 Facility [Member]
Debt Instrument [Line Items]
Repayment of debt								$ 34,726
Credit Agricole $43,000 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Aug. 21, 2018
Maximum borrowing capacity																								$ 43,000
Vessels provided as collateral																								The facility is secured by the vessels Star Borealis and Star Polaris
Number of loan tranches																								2
Repayment of debt																								to refinance the outstanding amount of $44,100 under the then existing agreement with Credit Agricole (the “Credit Agricole $70,000 Facility”).
Credit Agricole $43,000 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down															$ 21,500
Number of installments																								20
Frequency of payments																								quarterly
Repayment installment																								$ 625
Balloon installment																								$ 9,000
Credit Agricole $43,000 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down															$ 21,500
Number of installments																								20
Frequency of payments																								quarterly
Repayment installment																								$ 625
Balloon installment																								$ 9,000
HSBC $80,000 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Sep. 26, 2018
Maximum borrowing capacity																								$ 80,000
Vessels provided as collateral																								As of December 31, 2020, the facility is secured by the vessels Kymopolia, Mercurial Virgo, Pendulum, Amami, Madredeus, Star Emily, Star Omicron, and Star Zeta.
Amount drawn down																	80,000
Repayment installment																								$ 2,140
Balloon installment																								$ 29,095
Repayment of debt																								to refinance the aggregate outstanding amount of $74,647 under the then existing agreement with HSH Nordbank (the “HSH Nordbank $64,500 Facility”) and with HSBC Bank plc (the “HSBC $86,600 Facility”).
Prepayment amount																									$ 7,505
HSH Nordbank $64,500 Facility and HSBC $86,600 Facility
Debt Instrument [Line Items]
Repayment of debt																		$ 74,647
ABN AMRO (the “ABN $87,458 Facility”), (ii) DNB, SEB and CEXIM (the “DNB-SEB-CEXIM $227,500 Facility”), (iii) DNB (the “DNB $120,000 Facility”), (iv) Deutsche Bank AG (the “Deutsche Bank AG $39,000 Facility”) and (v) ABN AMRO Bank N.V.(the “ABN AMRO Bank N.V $30,844 Facility”) [Member]
Debt Instrument [Line Items]
Repayment of debt																	$ 240,440
Citi $130,000 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Oct. 18, 2018
Maximum borrowing capacity																								$ 130,000
Vessels provided as collateral																								The Citi $130,000 Facility is secured by a first priority mortgage on the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina and five of the Augustea Vessels Star Eva, Star Paola, Star Aphrodite, Star Lydia and Star Nicole.
Number of loan tranches																								2
Citi $130,000 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down																					$ 65,000
Number of installments																								20
Frequency of payments																								quarterly
Repayment installment																								$ 1,825
Balloon installment																								$ 28,500
Citi $130,000 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down																			$ 65,000
Number of installments																								20
Frequency of payments																								quarterly
Repayment installment																								$ 1,825
Balloon installment																								$ 28,500
Citi Facility [Member]
Debt Instrument [Line Items]
Repayment of debt																						$ 100,075
ABN $115,000 Facility [Member]
Debt Instrument [Line Items]
Initiation date																								Dec. 17, 2018
Maximum borrowing capacity																								$ 115,000
Vessels provided as collateral																								The loan is secured by a first priority mortgage on the vessels Star Virginia, Star Scarlett, Star Jeannette, Star Audrey, Star Bright, Star Marianne and Star Janni
Number of loan tranches																								4
ABN $115,000 Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down																											$ 69,525
Number of installments																								20
Frequency of payments																								quarterly
Repayment installment																								$ 1,705
Balloon installment																								$ 35,428
ABN $115,000 Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down																											$ 7,900
Number of installments																								20
Frequency of payments																								quarterly
Repayment installment																								$ 282
Balloon installment																								$ 2,260
ABN $115,000 Facility [Member] | Remaining Two Tranches [Member]
Debt Instrument [Line Items]
Amount drawn down	$ 17,875
Number of installments																								19
Frequency of payments																								quarterly
Repayment installment																								$ 672
Balloon installment																								$ 5,114
Credit Suisse [Member]
Debt Instrument [Line Items]
Repayment of debt																										60,790
ABN Amro [Member]
Debt Instrument [Line Items]
Repayment of debt																										$ 69,907
BNP Facility [Member]
Debt Instrument [Line Items]
Vessels provided as collateral																								The loan is secured by a first priority mortgage on the two Augustea vessels.
BNP Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Number of installments																								16
Outstanding amount																													$ 15,914
Debt Instrument, Frequency of Periodic Payment																								quarterly
BNP Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Number of installments																								17
Outstanding amount																													14,977
Debt Instrument, Frequency of Periodic Payment																								quarterly
BNP Facility [Member] | Tranche A First 15 Installments [Member]
Debt Instrument [Line Items]
Repayment installment																								$ 500
BNP Facility [Member] | Tranche A Sixteenth Installment [Member]
Debt Instrument [Line Items]
Repayment installment																								8,414
BNP Facility [Member] | Tranche B First 16 Installments [Member]
Debt Instrument [Line Items]
Repayment installment																								500
BNP Facility [Member] | Tranche B Seventeenth Installment [Member]
Debt Instrument [Line Items]
Repayment installment																								$ 6,977
Bank Tokyo [Member]
Debt Instrument [Line Items]
Vessels provided as collateral																								The loan is secured by a first priority mortgage on the vessel Star Monica.
Number of installments																								17
Outstanding amount																													$ 16,000
Debt Instrument, Frequency of Periodic Payment																								quarterly
Bank Tokyo [Member] | First 16 Installments [Member]
Debt Instrument [Line Items]
Repayment installment																								$ 346
Bank Tokyo [Member] | Seventeenth Installment [Member]
Debt Instrument [Line Items]
Repayment installment																								$ 10,464